Summary of Amounts Recorded in Respect of Operating Leases with VIE Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Assets and the associated liabilities related to the Company's secured debt arrangements
Restricted cash	$ 23,538	$ 25,994	$ 13,219
Current facility secured by accounts receivable	41,259	45,566	21,571
Variable Interest Entity, Primary Beneficiary
Assets and the associated liabilities related to the Company's secured debt arrangements
Restricted cash	5,254	14,882	3,399
Transferred receivables	47,230	66,177	25,274
Current facility secured by accounts receivable	$ 41,259	$ 45,566	$ 21,571